FINANCIAL RISK MANAGEMENT - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Undated subordinated liabilities	£ 20	£ 24
Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	123,423	116,060
Up to 1 month | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	1,101	1,476
1-3 months | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	1,603	1,323
3-12 months | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	6,108	5,879
1-5 years | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	26,928	27,468
Over 5 years | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	£ 87,683	£ 79,914